Short term loans from banking institutions (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of short term loan

	As at December 31,
	2023	2022
	New Israeli Shekels
Overdraft	2,730	9,039
Current maturities from long term loans	13,892	37,579
	16,622	46,618